February 16, 2012

Securities and Exchange Commission

Via EDGAR

Re:	Principal Funds, Inc.
File Nos. 033-59474, 811-07572
Interactive date files for previous 497 filing

Principal Funds, Inc. (“the Registrant”) is incorporating by reference the supplement filed on January 30, 2012 (SEC Accession No. 0000898745-12-000049).

Pursuant to Rule 497 under the Securities Act of 1933. as amended, the Registrant is filing interactive data files that relate to Form N-1A items 2-4 in the supplement that the
Registrant is incorporating by reference

Exhibit No.	Exhibits
Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CAL	XBRL Taxonomy Extension Calculations Linkbase
Document
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase
Document
Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase
Document
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase
Document